Principal subsidiaries (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of subsidiaries [line items]
Assets	£ 1,133,248	£ 1,213,126	[1]	£ 1,120,000	[2]
Liabilities	1,067,232	1,141,761		1,054,148
Balances with banks and other regulatory authorities	3,360	4,254		£ 4,369
Consolidated structured entities [member] | Investment funds [member]
Disclosure of subsidiaries [line items]
Assets	0	99
Principal Subsidiary companies [member]
Disclosure of subsidiaries [line items]
Assets	1,407,000	1,553,000
Liabilities	£ 1,341,000	£ 1,480,000

[1]	Africa Banking assets held for sale were reported in Head Office for 2016.
[2]	Africa Banking assets held for sale were reported in Head Office for 2015.